FAIR VALUES (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial assets
Securities held-to-maturity	$ 341	$ 350
Accrued interest receivable	438	509
Financial liabilities
Non-interest-bearing deposits	20,905	18,936
Advances from borrowers for taxes	2,068	1,955
Level 1
Financial assets
Cash and cash equivalents	32,898	22,281
Financial liabilities
Non-interest-bearing deposits	20,905	18,936
Significant Other Observable Inputs (Level 2)
Financial assets
Securities held-to-maturity	341	350
Accrued interest receivable	20	30
Financial liabilities
Interest-bearing deposits	145,444	145,454
FHLB advances	12,163	17,488
Advances from borrowers for taxes	2,068	1,955
Accrued interest payable	28	36
Significant Unobservable Inputs (Level 3)
Financial assets
Loans, net (less impaired loans)	113,316	115,242
Accrued interest receivable	418	479
Total
Financial assets
Cash and cash equivalents	32,898	22,281
Securities held-to-maturity	341	350
Loans, net (less impaired loans)	113,316	115,242
Federal Home Loan Bank stock	1,768	1,768
Accrued interest receivable	438	509
Financial liabilities
Non-interest-bearing deposits	20,905	18,936
Interest-bearing deposits	145,444	145,454
FHLB advances	12,163	17,488
Advances from borrowers for taxes	2,068	1,955
Accrued interest payable	28	36
Carrying Value
Financial assets
Cash and cash equivalents	32,898	22,281
Securities held-to-maturity	331	335
Loans, net (less impaired loans)	113,583	117,733
Federal Home Loan Bank stock	1,768	1,768
Accrued interest receivable	438	509
Financial liabilities
Non-interest-bearing deposits	20,905	18,936
Interest-bearing deposits	144,344	145,583
FHLB advances	12,000	17,000
Advances from borrowers for taxes	2,068	1,955
Accrued interest payable	$ 28	$ 36